Cash and Cash Equivalents: (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 5,122,537	$ 9,278,730
Money market funds	34,601,527	72,162
Total	$ 39,724,064	$ 9,350,892